Equity-Accounted Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2022			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order	2022 $	2021 $
Angola Joint Venture (i)	33%	4	-	-	124,592	102,477
Bahrain LNG Joint Venture (ii)	30%	-	1	-	92,655	57,277
Excalibur Joint Venture (iii)	50%	-	-	-	—	10,418
Exmar LPG Joint Venture (iv)	50%	19	-	2	130,073	138,751
MALT Joint Venture (v)	52%	6	-	-	279,561	361,550
Pan Union Joint Venture (vi)	20%-30%	4	-	-	86,842	81,570
RasGas III Joint Venture (vii)	40%	4	-	-	125,701	109,866
Yamal LNG Joint Venture (viii)	50%	6	-	-	407,732	296,065
Other	50%	—	—	—	8	—
		43	1	2	1,247,164	1,157,974
Less credit loss provision					(2,900)	(4,100)
Total investments in and advances to equity-accounted joint ventures, net					1,244,264	1,153,874
Less current portion of advances to equity-accounted joint ventures, net					—	(17,500)
Investments in and advances to equity-accounted joint ventures, net					1,244,264	1,136,374